LONG-TERM DEBT - Promissory Notes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Debt Instrument [Line Items]
Notes outstanding		$ 182,457		$ 182,457	$ 186,210	$ 211,089	$ 244,373
Less: Current maturities of long-term debt	$ 59,566	59,566	$ 59,566	59,566	62,678	62,678	49,202
Notes outstanding, long-term		122,891		122,891	130,915	$ 148,411	$ 195,171
Interest expense	$ 300	$ 500	$ 600	$ 900
Promissory Notes
Debt Instrument [Line Items]
Interest Rate Per Annum	5.25%		5.25%
Notes outstanding					24,600
Less: Current maturities of long-term debt					7,300
Notes outstanding, long-term					17,300
Interest expense					$ 600
Through March 2, 2022 | Promissory Notes
Debt Instrument [Line Items]
Interest Rate Per Annum					4.26%
Through March 2, 2023 | Promissory Notes
Debt Instrument [Line Items]
Interest Rate Per Annum					7.50%
Through March 2, 2024 | Promissory Notes
Debt Instrument [Line Items]
Interest Rate Per Annum					8.50%